                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09751

                      FORTRESS REGISTERED INVESTMENT TRUST
                      ------------------------------------
               (Exact name of registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY                      10020
--------------------------------------------------------------------------------
         (Address of principal executive offices)                     (Zip code)

                   Skadden, Arps, Slate, Meagher and Flom LLP
                                 4 Times Square
                               New York, NY 10036
                   ------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is filed herewith as follows:

-        Financial Statements for the Six Months Ended June 30, 2003

-        Statement of Board of Trustees' Aggregate Remuneration

FORTRESS REGISTERED INVESTMENT TRUST

Financial Statements for the Six Months Ended June 30, 2003(Unaudited) TABLE OF CONTENTS

                                                                               PAGE
INDEPENDENT ACCOUNTANTS' REVIEW REPORT                                           1

FINANCIAL STATEMENTS (Unaudited):

         Statement of Assets and Liabilities as of June 30, 2003                 2

         Schedule of Investments as of June 30, 2003                             3

         Notes to Schedule of Investments                                        4

         Statement of Operations for the Six Months Ended June 30, 2003 and
         Financial Highlights for the Six Months Ended June 30, 2003 and the
         Years Ended December 31, 2002, 2001 and 2000 and the period ended
         December 31, 1999                                                       5

         Statement of Cash Flows for the Six Months Ended June 30, 2003          6

         Statements of Changes in Net Assets for the Six Months Ended
         June 30, 2003 and the Year Ended December 31, 2002                      7

         Notes to Financial Statements                                           8

                     Independent Accountants' Review Report

To the Members and Trustees of
Fortress Registered Investment Trust

We have reviewed the accompanying statement of assets and liabilities of Fortress Registered Investment Trust (the "Company"), including the schedule of investments, as of June 30, 2003, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the six-months then ended. These financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States.

We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the statement of changes in net assets for the year ended December 31, 2002 and financial highlights for each of the four years in the period then ended, and in our report dated February 28, 2003, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                                    /s/ ERNST & YOUNG LLP

August 27, 2003
New York, New York

FORTRESS REGISTERED INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES
(dollar amounts in thousands)

                                                                             June 30, 2003
                                                                             -------------
ASSETS
       Investments in controlled affiliates, at fair value (cost $649,783)     $ 639,188
       Cash and cash equivalents                                                   4,858
       Dividends receivable from controlled affiliates                             3,036
       Other assets                                                                  118
                                                                               ---------
                                                                                 647,200
                                                                               ---------

LIABILITIES
       Miscellaneous liabilities                                                      53

Commitments and contingencies                                                          -
                                                                               ---------
NET ASSETS                                                                     $ 647,147
                                                                               =========

NET ASSETS CONSIST OF:
       Capital paid in                                                         $ 874,379
       Capital distributed                                                      (305,540)
       Undistributed net investment income                                        34,838
       Undistributed net realized capital gains                                   54,065
       Accumulated equity in loss of operating subsidiary                        (19,992)
       Accumulated net unrealized gain                                             9,397
                                                                               ---------
                                                                               $ 647,147
                                                                               =========

See notes to financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

SCHEDULE OF INVESTMENTS
JUNE 30, 2003

                                                      % OF
                                                   CONTROLLED
                                                   AFFILIATE     COST (c)(d)
            CONTROLLED AFFILIATE (a)                 OWNED         (000s)
--------------------------------------------      ------------   -----------
Fortress CAP LLC                                     100%         $        -
Fortress HQ LLC                                      100%             50,705

Fortress Brookdale Acquisition LLC                    51%            159,950

FRIT CDC KF Acquisition LLC                          100%                  -
FRIT Palazzo Due LLC                                 100%              6,214
FRIT Ital SL                                         100%              3,463
Portland Acquisition I LLC                           100%             16,330
Fortress UK Acquisition Company ("FUKA")             100%             74,998

FRIT PRT Bridge Acquisition LLC                      100%             14,921

Ital SP Acquisition GP LLC, SPGP LLC, FRIT           100%             27,071
  Ital SP Acquisition LP and FRIT SP LP
NCS I LLC                                             52%             10,629

FRIT PINN LLC                                        100%            100,286

Ital Investment Holdings II LLC and Ital Tre
  Investors LP                                       100%            156,949

FRIT BPC Acquisition LLC                             100%             41,265

Loan receivable                                                       13,689
                                                                 -----------
                                                                     676,470
Fortress Capital Finance LLC                         100%            (26,687)
                                                                 -----------
                                               Total
                                               Investments (b)    $  649,783
                                                                 ===========

            CONTROLLED AFFILIATE (a)           NAME OF ISSUE OR NATURE OF INDEBTEDNESS HELD BY CONTROLLED AFFILIATE
--------------------------------------------   -----------------------------------------------------------------------------------
Fortress CAP LLC                               Capstead Mortgage Corporation common stock
Fortress HQ LLC                                HQ Global Workplaces Inc. Series A Convertible Cumulative Preferred Stock
                                               HQ Global Workplaces Inc. Warrants to Purchase Common Stock
Fortress Brookdale Acquisition LLC             Brookdale Living Communities Inc.
                                               Mortgage Loans secured by two assisted living facilities; loans repaid as of end
FRIT CDC KF Acquisition LLC                    of period
FRIT Palazzo Due LLC                           Palazzo Finance Due S.p.A. Class D Asset Backed Variable Return Notes due 2032
FRIT Ital SL                                   Italfondiario SpA common stock
Portland Acquisition I LLC                     168,000 square foot building in Portland, OR
Fortress UK Acquisition Company ("FUKA")       Mapeley Limited common stock, cash flow net of Royal Bank of Scotland swaps
                                               Restricted cash
                                               Miscellaneous receivables
                                               Foreign Currency Hedge (e)(1)
FRIT PRT Bridge Acquisition LLC                FP Investment LLC Series A Preferred Interest

Ital SP Acquisition GP LLC, SPGP LLC, FRIT     Undivided interest in defaulted secured claims
  Ital SP Acquisition LP and FRIT SP LP        Foreign Currency Hedge (e)(3)
NCS I LLC                                      AMRESCO Independence Finance Inc.
                                               AMRESCO Commercial Finance Inc.
                                               AMRESCO real estate related assets
FRIT PINN LLC                                  Pinnacle Holdings Inc. common stock
                                               Pinnacle Holdings Inc. Discounted Secured Notes; LIBOR + 4.5%, due 10/31/05
                                               Greenwich Capital repo financing; LIBOR + 2%; due 2/11/04
Ital Investment Holdings II LLC and Ital Tre   Palazzo Finance Tre Srl Asset Backed Class E and F Notes (LIBOR + 2.5% due 2018 and
  Investors LP                                 Variable Return due 2018, respectively)
                                               Foreign Currency Hedge (e)(2)
FRIT BPC Acquisition LLC                       AH Battery Park Owner LLC term loan; LIBOR + 2.70%, due 12/31/04
                                               AH Battery Park Owner LLC 19.5% mezzanine loan due 12/31/04
Loan receivable                                BLC-GFB LLC 15% participating loan due 12/1/2005

Fortress Capital Finance LLC                   Operating subsidiary

                                                 NUMBER OF
                                                   SHARES,          DIVIDENDS,
                                                 PRINCIPAL/        INTEREST AND
                                                  NOTIONAL        REALIZED GAINS   FAIR VALUE
            CONTROLLED AFFILIATE (a)            AMOUNT (000s)         (000s)         (000s)
--------------------------------------------   ---------------    --------------   ----------
Fortress CAP LLC                                           92      $     58,542    $   1,036
Fortress HQ LLC                                         1,226                 -            -
                                                          595                 -            -
Fortress Brookdale Acquisition LLC                          1                 -      190,887

FRIT CDC KF Acquisition LLC                    $            -               927            -
FRIT Palazzo Due LLC                           E       18,080               523       17,481
FRIT Ital SL                                            6,750               755        7,169
Portland Acquisition I LLC                                  -                 -       13,723
Fortress UK Acquisition Company ("FUKA")       E            1             2,399       74,101
                                                            -                 -        5,267
                                                            -                 -          469
                                                       (e)(1)                 -         (177)
FRIT PRT Bridge Acquisition LLC                 51% of stated             1,022       14,921
                                                       equity
Ital SP Acquisition GP LLC, SPGP LLC, FRIT     E    1,315,188                 -       26,204
  Ital SP Acquisition LP and FRIT SP LP                (e)(3)                 -         (294)
NCS I LLC                                                   1                 -        4,093
                                                            1                 -        4,092
                                                            -            16,602        2,445
FRIT PINN LLC                                           9,676                 -      114,810
                                               $        7,781             2,639        7,832
                                               $       (5,252)                -       (5,368)
Ital Investment Holdings II LLC and Ital Tre
  Investors LP                                 E      186,583                 -      153,573
                                                       (e)(2)                 -       (1,186)
FRIT BPC Acquisition LLC                       $       49,125                 -       40,100
                                               $        8,520                 -        1,000
Loan receivable                                $       13,689                 -       13,689
                                                                   ------------    ---------
                                                                         83,409      685,867
Fortress Capital Finance LLC                                                  -      (46,679)
                                                                   ------------    ---------
                                                                   $     83,409    $ 639,188
                                                                   ============    =========

See notes to financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2003

(a) An affiliated company is a company in which Fortress Registered Investment Trust ("FRIT") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. All of FRIT's controlled affiliates invest in real estate related assets.

(b) The United States Federal income tax basis of FRIT's investments at the end of the period was approximately $591.2 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $48.0 million (gross unrealized appreciation of $79.5 million and gross unrealized depreciation of $31.5 million).

(c) Net of returns of capital.

(d) Purchases/fundings occurred throughout the period.

(e) The foreign currency hedges referred to above are comprised of the following:

FORWARD CONTRACTS

 Notional                                      Fair
  Amount                      Maturity        Value
 (000's)       Currency         Date         ($000s)
 --------      --------       --------       -------
(1) Fortress UK Acquisition Company
  26,000         GBP         7/28/2003      $    (107)
  14,000         GBP         9/29/2003            (70)
                                            ---------
                                            $    (177)
                                            =========

(2) Ital Investment Holdings II LLC
  81,000         EUR         7/28/2003      $    (579)
  80,000         EUR         9/29/2003           (607)
                                            ---------
                                            $  (1,186)
                                            =========

(3) FRIT SP LP
   6,500         EUR         7/31/2003      $    (294)

See notes to financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS
(dollar amounts in thousands)

                                                         Six Months Ended
                                                           June 30, 2003
                                                         ----------------
Investment income:

Income
             Dividends from controlled affiliates           $  27,192
             Interest income from controlled affiliates         4,089
             Interest income - other                            1,567
                                                            ---------
                                                               32,848
Expenses
             Miscellaneous expenses                                 3
                                                            ---------

Net investment income                                          32,845

Net realized gain from controlled affiliate investments        52,128
Net unrealized loss on controlled affiliate investments       (74,023)
Net equity in loss of operating subsidiary                     (2,236)
                                                            ---------
Net increase in net assets resulting from operations        $   8,714
                                                            =========

FINANCIAL HIGHLIGHTS

                                                                                  Year Ended December 31,
                                                                                  -----------------------
                                                                                                                 Period from
                                                              Six Months Ended                                11/27/99 through
                                                               June 30, 2003       2002     2001     2000         12/31/99
                                                              ----------------    -----    -----    ------    ----------------
Disclosure of certain ratios:
    Ratio of total expenses to average net assets                   0.0%*          0.0%     0.1%     0.4%*           N/A
    Ratio of net investment income to average net assets           10.0%*          8.0%    11.6%     6.0%*           N/A
    Portfolio turnover rate                                        23.2%*         41.3%    36.4%     0.0%*           N/A
    Total return                                                    2.1%          18.0%    28.1%    11.6%            N/A

*annualized

See notes to financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

STATEMENT OF CASH FLOWS
(dollar amounts in thousands)

                                                                  Six Months Ended
                                                                    June 30, 2003
                                                                  ----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                  $   8,714
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
    Net equity in loss of operating subsidiary                            2,236
    Net unrealized loss on affiliate investments                         74,023
    Change in:
      Dividends receivable from controlled affiliates                    10,878
      Other assets                                                         (118)
                                                                      ---------

Net cash used in operating activities                                    95,733
                                                                      ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Investments in controlled affiliates                                 (108,972)
  Distributions from controlled affiliates                               76,136
                                                                      ---------

Net cash used in investing activities                                   (32,836)
                                                                      ---------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Capital contributions                                                       -
  Capital distributions                                                 (20,124)
  Distributions from net investment income                              (13,365)
  Distributions of realized gains                                       (26,764)
                                                                      ---------

Net cash used in financing activities                                   (60,253)
                                                                      ---------

NET INCREASE IN CASH AND CASH EQUIVALENTS                                 2,644

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                            2,214
                                                                      ---------

CASH AND CASH EQUIVALENTS, END OF PERIOD                              $   4,858
                                                                      =========

See notes to financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

                                                                                Six Months Ended      Year Ended
                                                                                  June 30, 2003    December 31, 2002
                                                                                ----------------   -----------------
Increase (decrease) in net assets resulting from operations
  Net investment income                                                            $  32,845           $  50,656
  Net realized and unrealized gain (loss) on controlled affiliate investments        (21,895)             35,802
  Net equity in income (loss) of operating subsidiary                                 (2,236)             (3,718)
                                                                                   ---------           ---------

Net increase (decrease) in net assets resulting from operations                        8,714              82,740

Capital contributions                                                                      -             276,358
Capital distributions                                                                (20,124)           (222,813)
Distributions from net investment income                                             (13,365)            (47,560)
Distributions of realized gains                                                      (26,764)             (1,197)
                                                                                   ---------           ---------

Net increase (decrease) in net assets                                                (51,539)             87,528

Net assets, beginning of period                                                      698,686             611,158
                                                                                   ---------           ---------

Net assets, end of period                                                          $ 647,147           $ 698,686
                                                                                   =========           =========

Undistributed net investment income                                                $  34,838           $  15,357
                                                                                   =========           =========

See notes to financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

1.       ORGANIZATION

         Fortress Registered Investment Trust (together with its subsidiaries, "FRIT") was formed on November 23, 1999 as a Delaware business trust and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). FRIT principally invests in real estate-related debt and equity securities. The sole substantive investor in FRIT is Fortress Investment Fund LLC ("Fund I").

         The managing member of Fund I is Fortress Fund MM LLC (the "Fund I Managing Member"), which is owned jointly, through subsidiaries, by Newcastle Investment Holdings Corp. ("Holdings"), approximately 94%, and Fortress Investment Group LLC (the "Manager"), approximately 6%. Holdings and its affiliates, including the Fund I Managing Member, have committed to contribute an aggregate of $100 million, or approximately 11.5% of Fund I's total committed capital, to Fund I; in the aggregate, Holdings and 21 unaffiliated investors (collectively, the "Investors") have committed approximately $872.8 million (the "Capital Commitment") to Fund I. The Capital Commitment is available for all Fund I business, including new investments, over the three years ended April 28, 2003. Subsequent to that date, the Capital Commitment may not be drawn to fund new investments, but is available to maintain the ongoing business of Fund I.

         The Fund I Managing Member is entitled to an incentive return (the "Incentive Return") generally equal to 20% of Fund I's returns, as defined, subject to: 1) a 10% cumulative preferred return payable to the Investors and 2) a clawback provision which requires amounts previously distributed as Incentive Return to be returned to Fund I if, upon liquidation of Fund I, the amounts ultimately distributed to each Investor do not meet a 10% cumulative preferred return to the Investors. Fund I is managed by the Manager pursuant to the Managing Member's operating agreement and a management agreement between the Manager and the Fund I Managing Member. In accordance with those documents, (a) the Manager is entitled to 100% of the management fee payable by Fund I, as further described in Note 3, (b) the Manager is entitled to 50% of the Incentive Return payable by Fund I, (c) Holdings is entitled to 50% of the Incentive Return payable by Fund I and (d) Holdings is entitled to receive 100% of the investment income or loss attributable to the capital invested in Fund I by the Fund I Managing Member. The Manager of Fund I also manages Holdings.

         During the six months ended June 30, 2003, FRIT distributed $60.3 million to Fund I, of which $58.0 million was subsequently distributed to the Investors. This included $17.2 million distributed to Holdings and its affiliates, of which $12.3 million represented Incentive Return. As of June 30, 2003, Fund I had drawn, net of recallable capital distributions, $741.7 million of its committed capital.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         Basis of Accounting - The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). As a RIC, FRIT

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

         reports its assets and liabilities at fair value, including its investments in subsidiaries. As a RIC, FRIT does not consolidate its majority-owned and controlled subsidiaries, except to the extent that such subsidiaries operate as investment companies. None of FRIT's subsidiaries operated as an investment company during the period. FRIT's operating subsidiary, Fortress Capital Finance LLC ("FCF"), is accounted for under the equity method and is included in Investments in Controlled Affiliates.

         USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         RISKS AND UNCERTAINTIES - In the normal course of business, FRIT may encounter primarily two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on FRIT's loans, securities and derivatives, as applicable, that results from a borrower's or derivative counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities held by FRIT. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks along with estimated collateral values, payment histories and other borrower information, as well as its knowledge of the companies in which it has made equity investments. FRIT also invests in the securities of companies located outside of the United States. FRIT's international operations are subject to the same risks associated with its United States operations as well as additional risks, such as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax consequences and the burden of complying with foreign laws. Additionally, FRIT is subject to significant tax risks. If FRIT were to fail to qualify as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate tax rates, which could be material.

         SECURITY AND LOAN VALUATION - Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, if any, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined in accordance with FRIT's valuation policies as approved by FRIT's board of trustees.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

         Investments which are not publicly traded are carried at fair value. At acquisition, fair value approximates cost. Events that could change the reported amount include: further financing by the investee company, receipt of a bona fide offer by FRIT for its investment, obtaining an independent estimate of the value of its investment, significant changes in the financial position or operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

         Investments in entities whose functional currency is other than the U.S. Dollar are valued based on the spot rate of their respective currency at the end of the respective reporting period.

         Due to the inherent uncertainty of valuations of investments without a public market, which constitute substantially all of FRIT's investments, the estimates of value may differ from the values that are ultimately realized by FRIT, and the differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

         FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as FRIT's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its members.

         DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

         During the six months ended June 30, 2003, FRIT declared and paid distributions of $60.3 million to Fund I, of which $58.0 million was, in turn, distributed to the Investors. Approximately $12.3 million of such distributions, representing a portion of FRIT's taxable ordinary income and capital gains, was distributed as Incentive Return by Fund
         I. The tax character of these distributions is estimated as follows (in thousands):

Ordinary income               $ 13,365
Long-term capital gain          26,764
Return of capital               20,124
                              --------
                              $ 60,253
                              ========

         The tax character of these distributions may be affected by transactions occurring through the end of the year.

         The difference between book basis net investment income, plus net realized gains from controlled affiliates, and the distributions made is primarily due to (i) the receipt of loan repayments on underlying investments and (ii) the receipt of FRIT's basis in stock sold by underlying investees, both of which are treated as a return of capital, which in turn were distributed by FRIT.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

         SECURITY TRANSACTIONS AND REVENUE RECOGNITION - FRIT records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis, as are fixed rate preferred dividends. Discounts and premiums on investments are amortized over the life of the respective investment using the effective interest method.

         CASH AND CASH EQUIVALENTS - FRIT considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Substantially all of FRIT's amounts on deposit with major financial institutions exceed insured limits.

3.       MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

         The Manager is paid certain annual fees by Fund I in exchange for advising Fund I on various aspects of its business, formulating Fund I's investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing Fund I's day-to-day operations. In addition, the Manager is reimbursed for various expenses incurred by the Manager on Fund I's behalf, including the costs of legal, accounting and other administrative activities.

         The management fee is calculated at an annual rate of 1.0% of Fund I's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined). The Capital Commitment period ended April 28, 2003. Furthermore, the Manager is paid an annual administrative fee on a graduated scale up to 0.5% of Fund I's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined), based on the size of each Investor's capital commitment. Holdings and its affiliates are not charged management or administrative fees for their investment in Fund I.

         During the six months ended June 30, 2003, the Manager earned $2.9 million of management and administrative fees.

         The Incentive Return, as described in Note 1, is payable on a Portfolio Investment (as defined) basis, as realized. Accordingly, an Incentive Return may be paid to the Fund I Managing Member in connection with a particular Fund I investment if and when such investment generates proceeds to Fund I in excess of the capital called with respect to such investment, plus a 10% cumulative preferred return thereon. If upon liquidation of Fund I the aggregate amount paid to the Fund I Managing Member as Incentive Return exceeds the amount actually due to the Fund I Managing Member (that is, amounts that should instead have been paid to Investors) after taking into account the aggregate return to Investors, the excess is required to be returned by the Fund I Managing Member (that is "clawed back") to Fund I. During the six months ended June 30, 2003, $12.3 million of Incentive Return was earned. From inception through June 30, 2003, $21.0 million of Incentive Return has been distributed, all of which is subject to clawback.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

         In January 2001, an employee co-investment program was adopted whereby certain employees of the Manager and of FRIT's operating subsidiary will have the opportunity to invest in Fund I by purchasing part of Holdings' investment. The purpose of the program is to align the interests of FRIT's employees and the employees of the Manager with those of Fund I's Investors, including Holdings, and to enable the Manager and FRIT to retain such employees and provide them with appropriate incentives and rewards for their performance. These employees are integral to the success of FRIT, Fund I and Holdings. Holdings has set aside $10.0 million of its commitment to Fund I for this program, of which $6.9 million has been allocated, and will finance approximately 80% of the employee investments via non-recourse loans through a subsidiary, which are secured by such employees' interest in Fund I. The Manager will fund up to $0.1 million of the purchase price of these commitments on behalf of employees.

4.       COMMITMENTS AND CONTINGENCIES

         FINANCING ARRANGEMENT. FRIT and FCF have entered into a $125 million revolving credit agreement (the "Credit Agreement") with an unrelated third party, secured by the Capital Commitment. The Credit Agreement is recorded on FCF's books. The Credit Agreement matures in September 2003 and bears interest at LIBOR + 1.35% (approximately 2.55% at June 30,
         2003). Approximately $56.4 million was outstanding on the Credit Agreement as of June 30, 2003. FCF incurred approximately $1.5 million of interest expense related to the Credit Agreement during the six months ended June 30, 2003.

         COMMITMENTS TO INVESTEES. FRIT has committed GBP 4.0 million ($6.6 million) to FUKA related to potential future capital needs of a portfolio of approximately 1,300 properties net leased to a single credit tenant in the UK.

         GUARANTEES OF SUBSIDIARIES' OBLIGATIONS. SPV IEFFE SpA (See Ital SP Acquisition GP LLC on FRIT's Schedule of Investments) acquired a portfolio of distressed loans from SanPaolo Imi SpA in part with financing provided by the seller. FRIT has guaranteed that SPV IEFFE SpA will make the scheduled principal and interest payments under the terms of the seller financing through June 2006. The outstanding amount of the seller financing was approximately $48.0 million (EUR 41.7 million) at June 30, 2003.

         FUKA, a subsidiary of FRIT, is a party to swap transactions relating to FRIT's investment in FRIT Palazzo Due LLC. FRIT has guaranteed, with no limit through 2032, FUKA's obligations, if any, to pay under the terms of the swap agreements. The swaps settle semi-annually, with the first settlement occurring August 23, 2001.

         FRIT has guaranteed up to $2.8 million that can be drawn on a letter of credit by Brookdale Living Communities Inc. through November 2003. No amounts have been drawn on such letter of credit at June 30, 2003.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

5.       OPERATING SUBSIDIARY (UNAUDITED)

         FRIT's operating subsidiary, FCF, had operating results as follows:

                                     Six Months Ended June
                                           30, 2003
                                     ---------------------
Revenues                                  $     3,625
Expenses                                       (5,861)
                                          -----------
Net Income                                $    (2,236)
                                          ===========

Net Assets at end of period               $   (46,679)
                                          ===========

         The working capital requirements of FCF are funded either through draws on the Credit Agreement or by contributions from FRIT.

         The negative fair value of the investment in FCF approximates the future liability expected to be born by FRIT, comprised of the Credit Agreement of $56.4 million, less net other assets of $9.7 million held at FCF. The Credit Agreement is guaranteed by FRIT and secured by the Capital Commitment. It is anticipated that the Credit Agreement will be repaid through contributions by FRIT from its net investment proceeds.

         FRIT's pro forma financial highlights, as if FCF revenues, expenses and net assets had been included in their calculation, are as follows:

                                             Year Ended December 31,
                                            --------------------------
                            Six Months                                       Period from
                              Ended                                       11/27/99 through
                          June 30, 2003     2002      2001       2000          12/31/99
                          -------------     ----      ----       ----     ----------------
Ratio of total
   expenses to
   average net
   assets                     1.8%*          2.0%      3.3%      8.6%*          N/A

Ratio of net
   investment
   income to
   average net
   assets                     9.3%*          7.4%     11.7%     -2.5%*          N/A

Portfolio
turnover rate                23.2%*         41.3%     36.4%      0.0%*          N/A
Total Return                  2.1%          18.0%     28.1%     11.6%           N/A

*annualized

         Fortress Registered Investment Trust
         Statement of Board of Trustees' Aggregate Remuneration
         For the period ended 6/30/2003

         During the period from 1/1/2003 to 6/30/2003, total remittance of remuneration by Fortress Registered Investment Trust to members of the board of trustees' amounted to $56,258.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. [RESERVED.]

ITEM 9. CONTROLS AND PROCEDURES.

The Trust's chief executive officer and chief financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b)(1) Certification of Chief Executive Officer.

(b)(2) Certification of Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Registered Investment Trust

By: /s/ Jeffrey Rosenthal
    --------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: August 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wesley R. Edens
    --------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: August 29, 2003

By: /s/ Jeffrey Rosenthal
    --------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: August 29, 2003